Other disclosures - Schedule of certain financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 223,073	€ 130,519	€ 210,689	€ 153,839	€ 101,067
Financial assets at fair value through other comprehensive income	83,298		105,585	118,170
Financial assets at amortised cost	1,147,044		1,037,898	958,378
Total certain assets	1,453,415		1,354,172	1,230,387
Liabilities
Financial liabilities at amortized cost	1,423,858		1,349,169	1,248,188
Difference (assets less liabilities)	29,557		5,003	(17,801)
On demand
Assets
Cash, cash balances at Central Banks and other deposits on demand	223,073		210,689	153,839
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	45,322		35,520	51,513
Total certain assets	268,395		246,209	205,352
Liabilities
Financial liabilities at amortized cost	731,837		718,435	640,613
Difference (assets less liabilities)	(463,442)		(472,226)	(435,261)
Within 3 months
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	19,215		19,885	11,084
Financial assets at amortised cost	194,757		161,837	117,335
Total certain assets	213,972		181,722	128,419
Liabilities
Financial liabilities at amortized cost	236,565		169,013	175,269
Difference (assets less liabilities)	(22,593)		12,709	(46,850)
3 to 12 months
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	5,425		10,447	7,738
Financial assets at amortised cost	137,632		121,272	109,561
Total certain assets	143,057		131,719	117,299
Liabilities
Financial liabilities at amortized cost	144,666		99,223	93,296
Difference (assets less liabilities)	(1,609)		32,496	24,003
1 to 3 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	15,377		20,001	19,923
Financial assets at amortised cost	196,939		154,345	150,399
Total certain assets	212,316		174,346	170,322
Liabilities
Financial liabilities at amortized cost	168,984		194,879	175,238
Difference (assets less liabilities)	43,332		(20,533)	(4,916)
3 to 5 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	17,693		17,745	21,302
Financial assets at amortised cost	135,156		130,456	120,376
Total certain assets	152,849		148,201	141,678
Liabilities
Financial liabilities at amortized cost	81,808		98,210	80,041
Difference (assets less liabilities)	71,041		49,991	61,637
More than 5 years
Assets
Cash, cash balances at Central Banks and other deposits on demand	0		0	0
Financial assets at fair value through other comprehensive income	25,588		37,507	58,123
Financial assets at amortised cost	437,238		434,468	409,194
Total certain assets	462,826		471,975	467,317
Liabilities
Financial liabilities at amortized cost	59,998		69,409	83,731
Difference (assets less liabilities)	402,828		402,566	383,586
Deposits
Liabilities
Financial liabilities at amortized cost	1,111,887		1,078,587	990,391
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	718,366		711,377	632,305
Deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	193,092		126,956	132,337
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	96,667		64,096	61,142
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	82,663		117,585	109,856
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	19,343		52,658	32,464
Deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	1,756		5,915	22,287
Central banks
Liabilities
Financial liabilities at amortized cost	76,952		139,757	112,804
Central banks | On demand
Liabilities
Financial liabilities at amortized cost	117		92	150
Central banks | Within 3 months
Liabilities
Financial liabilities at amortized cost	6,991		5,861	10,499
Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	18,311		2,130	3,216
Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	47,018		91,651	83,112
Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	4,506		40,013	15,827
Central banks | More than 5 years
Liabilities
Financial liabilities at amortized cost	9		10	0
Credit institutions
Liabilities
Financial liabilities at amortized cost	68,582		52,235	62,620
Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	7,172		12,854	14,370
Credit institutions | Within 3 months
Liabilities
Financial liabilities at amortized cost	30,557		16,208	22,385
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	15,901		12,507	9,940
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	9,670		4,712	5,618
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	3,925		1,981	5,934
Credit institutions | More than 5 years
Liabilities
Financial liabilities at amortized cost	1,357		3,973	4,373
Customer deposits
Liabilities
Financial liabilities at amortized cost	966,353		886,595	814,967
Customer deposits | On demand
Liabilities
Financial liabilities at amortized cost	711,077		698,431	617,785
Customer deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	155,544		104,887	99,453
Customer deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	62,455		49,459	47,986
Customer deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	25,975		21,222	21,126
Customer deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	10,912		10,664	10,703
Customer deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	390		1,932	17,914
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	274,912		240,709	230,829
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	0		0	0
Marketable debt securities | Within 3 months
Liabilities
Financial liabilities at amortized cost	34,408		31,550	33,257
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	46,480		29,798	30,994
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	81,051		71,333	59,526
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	55,359		45,198	47,143
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities at amortized cost	57,614		62,830	59,909
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	37,059		29,873	26,968
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	13,471		7,058	8,308
Other financial liabilities | Within 3 months
Liabilities
Financial liabilities at amortized cost	9,065		10,507	9,675
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	1,519		5,329	1,160
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	5,270		5,961	5,856
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	7,106		354	434
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities at amortized cost	628		664	1,535
Debt securities
Assets
Financial assets at fair value through other comprehensive income	75,083		97,922	108,903
Financial assets at amortised cost	73,554		35,708	26,078
Debt securities | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	0		0	0
Debt securities | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	19,011		19,598	10,908
Financial assets at amortised cost	7,956		4,212	4,184
Debt securities | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	4,528		9,609	7,019
Financial assets at amortised cost	7,417		4,171	5,760
Debt securities | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	13,884		19,133	18,365
Financial assets at amortised cost	21,459		2,205	3,059
Debt securities | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	16,631		16,494	19,969
Financial assets at amortised cost	6,715		15,388	5,257
Debt securities | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	21,029		33,088	52,642
Financial assets at amortised cost	30,007		9,732	7,818
Loans and advances
Assets
Financial assets at fair value through other comprehensive income	8,215		7,663	9,267
Financial assets at amortised cost	1,073,490		1,002,190	932,300
Loans and advances | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	45,322		35,520	51,513
Loans and advances | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	204		287	176
Financial assets at amortised cost	186,801		157,625	113,151
Loans and advances | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	897		838	719
Financial assets at amortised cost	130,215		117,101	103,801
Loans and advances | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	1,493		868	1,558
Financial assets at amortised cost	175,480		152,140	147,340
Loans and advances | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,062		1,251	1,333
Financial assets at amortised cost	128,441		115,068	115,119
Loans and advances | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	4,559		4,419	5,481
Financial assets at amortised cost	407,231		424,736	401,376
Central banks
Assets
Financial assets at amortised cost	15,375		15,657	12,499
Central banks | On demand
Assets
Financial assets at amortised cost	0		0	0
Central banks | Within 3 months
Assets
Financial assets at amortised cost	14,139		14,544	10,762
Central banks | 3 to 12 months
Assets
Financial assets at amortised cost	0		0	0
Central banks | 1 to 3 years
Assets
Financial assets at amortised cost	0		0	673
Central banks | 3 to 5 years
Assets
Financial assets at amortised cost	0		0	0
Central banks | More than 5 years
Assets
Financial assets at amortised cost	1,236		1,113	1,064
Credit institutions
Assets
Financial assets at amortised cost	46,518		39,169	37,838
Credit institutions | On demand
Assets
Financial assets at amortised cost	7,565		11,849	21,337
Credit institutions | Within 3 months
Assets
Financial assets at amortised cost	22,578		20,802	8,950
Credit institutions | 3 to 12 months
Assets
Financial assets at amortised cost	2,756		4,542	3,910
Credit institutions | 1 to 3 years
Assets
Financial assets at amortised cost	3,580		93	3,207
Credit institutions | 3 to 5 years
Assets
Financial assets at amortised cost	139		150	34
Credit institutions | More than 5 years
Assets
Financial assets at amortised cost	9,900		1,733	400
Customers
Assets
Financial assets at fair value through other comprehensive income	8,215		7,663	9,267
Financial assets at amortised cost	1,011,597		947,364	881,963
Customers | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	37,757		23,671	30,176
Customers | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	204		287	176
Financial assets at amortised cost	150,084		122,279	93,439
Customers | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	897		838	719
Financial assets at amortised cost	127,459		112,559	99,891
Customers | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	1,493		868	1,558
Financial assets at amortised cost	171,900		152,047	143,460
Customers | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,062		1,251	1,333
Financial assets at amortised cost	128,302		114,918	115,085
Customers | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	4,559		4,419	5,481
Financial assets at amortised cost	€ 396,095		€ 421,890	€ 399,912